LOANS PAYABLE (Details Narrative)		6 Months Ended		12 Months Ended
	Dec. 22, 2025	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 XAF	Jun. 30, 2026 USD ($)	Mar. 13, 2026 CAD ($)	Mar. 13, 2026 USD ($)	Oct. 06, 2025 CAD ($)	Oct. 06, 2025 USD ($)	Mar. 10, 2025 CAD ($)	Mar. 10, 2025 USD ($)
Loan From Non Related Company A [Member]
IfrsStatementLineItems [Line Items]
Unsecured loan		$ 536,073				$ 394,781
Interest payable		$ 103,105				$ 75,930
Loan bears interest at a fixed rate		11.00%				11.00%
Loans payable description	Company partially settled a portion of the remaining balance of the loan of USD$147,000 (CAD$202,056) including USD$32,797 (CAD$45,089) of interest (principal portion USD $114,203 (CAD $157,007), by issuing 69,929 common shares of the Company. The carrying value of the debt extinguished at the date of settlement was USD $147,000 (CAD $202,096).
Loans repaid		$ 19,867	$ 14,400
Loans remaining		$ 55,103	$ 38,777
Loan From Non Related Company B [Member]
IfrsStatementLineItems [Line Items]
Loan bears interest at a fixed rate		8.50%				8.50%
Loan facility		$ 6,834,000				$ 5,000,000
Restructuring fee						25,000
Drawdown received							$ 627,255	$ 450,000	$ 1,395,500	$ 1,000,000	$ 1,515,255	$ 1,050,000
Capitalized interest		488,868				$ 344,031
Loan From Non Related Company C [Member]
IfrsStatementLineItems [Line Items]
Loans repaid | XAF					XAF 124,126,824
Loans remaining | XAF					XAF 25,873,176
Loan From Non Related Company D [Member]
IfrsStatementLineItems [Line Items]
Unsecured loan		23,279
Interest payable		$ 1,924
Loan bears interest at a fixed rate		14.80%				14.80%
Loans repaid		$ 11,639		$ 9,699
Loans remaining		$ 1,940		$ 13,579